Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30,	December 31,
	2024	2023
Trade receivables	$172,047	$121,735
Less: allowance for doubtful accounts	(32,633)	(28,180)
Trade receivables, net	$139,414	$93,555